Supplement No. 1 dated September 1, 1999
                                       to
                       Prospectus dated February 15, 1999
                                       for
            STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
              STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
             STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
                 Series of State Street Research Financial Trust


      This Prospectus contains information about the shares of State Street Research Strategic Portfolios: Moderate and State Street Research Strategic
Portfolios: Aggressive.

      State Street Research Strategic Portfolios: Conservative has changed its name to "State Street Research Strategic Income Plus Fund." Information about the renamed fund is covered in a separate prospectus dated September 1, 1999. Please call 1-800-562-0032 for a copy of the fund's prospectus.

      It is anticipated that after October 31, 1999, shares of the State Street Research Strategic Portfolios: Moderate fund will no longer be available for purchase.











CONTROL NUMBER: (exp0900)SSR-LD
                                                                   SP-242G-0999